Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 Segment	Feb. 24, 2012	Dec. 31, 2011
Goodwill in connection with fresh start accounting		$ 14,209	$ 9,549
Number of reporting segments	4